Subordinated Debentures and Subordinated Notes (Tables)	12 Months Ended
Dec. 31, 2016
Notes
Subordinated Borrowing [Line Items]
Summary of pertinent information related to the Company's junior subordinated debentures outstanding

A summary of pertinent information related to the Company’s issues of subordinated Notes outstanding at December 31, 2016 is set forth in the table below:

	December 31,
	2016	2015

	(Dollars in thousands)

Subordinated notes fixed to floating rate, 8.50% per annum, maturity date December 15, 2026	$35,000	$-
Less: unamortized debt issuance costs	(1,115)	-
Total subordinated notes	$33,885	$-

Trust Preferred Securities Subject to Mandatory Redemption [Member]
Subordinated Borrowing [Line Items]
Summary of pertinent information related to the Company's junior subordinated debentures outstanding

A summary of pertinent information related to the Company’s two issues of subordinated debentures outstanding at December 31, 2016 is set forth in the table below:

Description	Issuance Date	Trust Preferred Securities Outstanding	Interest Rate(1)	Subordinated Debt Owed to Trusts	Maturity Date(2)

	(Dollars in thousands)

Patriot Bancshares Capital Trust I	March 31, 2006	$5,000	3 month LIBOR +1.85%, not to exceed 11.90%	$5,155	April 7, 2036
Patriot Bancshares Capital Trust II	August 2, 2007	$16,500	3 month LIBOR +1.80%, not to exceed 11.90%	$17,011	September 15, 2037

(1)	The 3-month LIBOR in effect as of December 31, 2016 was 0.998%
(2)	All debentures are callable five years from issuance date